Segment Information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment Information Reconciled to Income Before Income Taxes	The following tables show segment information for the three and six months ended June 30, 2021 and 2020, reconciled to the Company’s income before income taxes as shown in its condensed consolidated statements of operations:

	Container	Container	Container
Three Months Ended June 30, 2021	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$172,270	$178	$-	$-	$-	$172,448
Lease rental income - managed fleet	-	14,986	-	-	-	14,986
Lease rental income	$172,270	$15,164	$-	$-	$-	$187,434
Management fees - non-leasing from external customers	$-	$139	$973	$-	$-	$1,112
Inter-segment management fees	$-	$20,079	$2,764	$-	$(22,843)	$-
Trading container margin	$-	$-	$4,231	$-	$-	$4,231
Gain on sale of owned fleet containers, net	$18,836	$-	$-	$-	$-	$18,836
Depreciation expense	$72,005	$248	$-	$-	$(2,238)	$70,015
Container lessee default expense, net	$855	$-	$-	$-	$-	$855
Interest expense	$30,028	$119	$-	$-	$-	$30,147
Write-off of unamortized debt issuance costs and bond discounts	$2,945	$-	$-	$-	$-	$2,945
Realized loss on financial instruments, net	$2,448	$-	$-	$-	$-	$2,448
Unrealized gain on financial instruments, net	$1,406	$-	$-	$-	$-	$1,406
Segment income (loss) before income taxes	$62,358	$11,920	$6,730	$(1,145)	$(3,939)	$75,924
Total assets	$6,711,706	$217,540	$3,094	$8,644	$(128,797)	$6,812,187
Purchase of containers and fixed assets	$504,038	$10	$-	$-	$-	$504,048

	Container	Container	Container
Six Months Ended June 30, 2021	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$326,560	$311	$-	$-	$-	$326,871
Lease rental income - managed fleet	-	29,807	-	-	-	29,807
Lease rental income	$326,560	$30,118	$-	$-	$-	$356,678
Management fees - non-leasing from external customers	$-	$206	$1,942	$-	$-	$2,148
Inter-segment management fees	$-	$40,518	$5,212	$-	$(45,730)	$-
Trading container margin	$-	$-	$6,397	$-	$-	$6,397
Gain on sale of owned fleet containers, net	$31,194	$-	$-	$-	$-	$31,194
Depreciation expense	$139,708	$474	$-	$-	$(4,361)	$135,821
Container lessee default recovery, net	$3,113	$-	$-	$-	$-	$3,113
Interest expense	$59,060	$193	$-	$-	$-	$59,253
Write-off of unamortized debt issuance costs and bond discounts	$3,212	$-	$-	$-	$-	$3,212
Realized loss on financial instruments, net	$5,404	$-	$-	$-	$-	$5,404
Unrealized gain on financial instruments, net	$4,598	$-	$-	$-	$-	$4,598
Segment income (loss) before income taxes	$114,643	$24,200	$10,915	$(1,918)	$(8,800)	$139,040
Total assets	$6,711,706	$217,540	$3,094	$8,644	$(128,797)	$6,812,187
Purchase of containers and fixed assets	$1,074,295	$23	$-	$-	$-	$1,074,318
Payments on container leaseback financing receivable	$6,425	$-	$-	$-	$-	$6,425

(1)

Container Ownership segment income (loss) before income taxes includes unrealized gain on financial instruments, net of $1,406 and $4,598 for the three and six months ended June 30, 2021, respectively, and write-off of unamortized debt issuance costs and bond discounts of $2,945 and $3,212 for the three and six months ended June 30, 2021, respectively.

	Container	Container	Container
Three Months Ended June 30, 2020	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$128,298	$350	$-	$-	$-	$128,648
Lease rental income - managed fleet	-	16,126	-	-	-	16,126
Lease rental income	$128,298	$16,476	$-	$-	$-	$144,774
Management fees - non-leasing from external customers	$98	$(565)	$1,011	$-	$-	$544
Inter-segment management fees	$-	$12,152	$2,687	$-	$(14,839)	$-
Trading container margin	$-	$-	$571	$-	$-	$571
Gain on sale of owned fleet containers, net	$5,640	$-	$-	$-	$-	$5,640
Depreciation expense	$65,553	$169	$-	$-	$(1,874)	$63,848
Container lessee default recovery, net	$1,671	$-	$-	$-	$-	$1,671
Interest expense	$29,898	$124	$-	$-	$-	$30,022
Realized loss on financial instruments, net	$3,267	$-	$-	$-	$-	$3,267
Unrealized gain on financial instruments, net	$1,342	$-	$-	$-	$-	$1,342
Segment income (loss) before income taxes	$10,976	$4,320	$3,390	$(927)	$(388)	$17,371
Total assets	$5,068,020	$173,054	$12,759	$10,921	$(101,542)	$5,163,212
Purchase of containers and fixed assets	$173,160	$(106)	$-	$-	$-	$173,054
Payments on container leaseback financing receivable	$9,919	$-	$-	$-	$-	$9,919

	Container	Container	Container
Six Months Ended June 30, 2020	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$258,148	$572	$-	$-	$-	$258,720
Lease rental income - managed fleet	-	31,532	-	-	-	31,532
Lease rental income	$258,148	$32,104	$-	$-	$-	$290,252
Management fees - non-leasing from external customers	$196	$(10)	$1,842	$-	$-	$2,028
Inter-segment management fees	$-	$21,897	$5,108	$-	$(27,005)	$-
Trading container margin	$-	$-	$1,220	$-	$-	$1,220
Gain on sale of owned fleet containers, net	$11,434	$-	$-	$-	$-	$11,434
Depreciation expense	$133,909	$510	$-	$-	$(3,737)	$130,682
Container lessee default recovery, net	$1,683	$-	$-	$-	$-	$1,683
Interest expense	$65,854	$280	$-	$-	$-	$66,134
Write-off of unamortized debt issuance costs	$122	$-	$-	$-	$-	$122
Realized loss on financial instruments, net	$4,793	$-	$-	$-	$-	$4,793
Unrealized loss on financial instruments, net	$13,595	$-	$-	$-	$-	$13,595
Segment (loss) income before income taxes	$(1,075)	$6,930	$6,148	$(1,989)	$1,416	$11,430
Total assets	$5,068,020	$173,054	$12,759	$10,921	$(101,542)	$5,163,212
Purchase of containers and fixed assets	$180,117	$86	$-	$-	$-	$180,203
Payments on container leaseback financing receivable	$9,919	$-	$-	$-	$-	$9,919

(1) Container Ownership segment income (loss) before income taxes and noncontrolling interests includes unrealized gain (loss) on financial instruments, net of $1,342 and $(13,595) for the three and six months ended June 30, 2020, respectively, and write-off of unamortized deferred debt issuance costs of $0 and $122 for the three and six months ended June 30, 2020, respectively.

Segment Information Geographic Allocation of Lease Rental Income and Management Fees

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the three and six months ended June 30, 2021 and 2020 based on customers’ and Container Investors’ primary domicile, respectively:

	Three Months Ended June 30,				Six Months Ended June 30,
	2021	Percent of Total	2020	Percent of Total	2021	Percent of Total	2020	Percent of Total
Lease rental income:
Asia	$97,382	51.9%	$72,599	50.1%	$182,575	51.2%	$145,394	50.1%
Europe	81,691	43.6%	63,532	43.9%	157,966	44.3%	128,259	44.2%
North / South America	8,016	4.3%	7,975	5.5%	15,375	4.3%	15,293	5.3%
All other international	345	0.2%	668	0.5%	762	0.2%	1,306	0.4%
	$187,434	100.0%	$144,774	100.0%	$356,678	100.0%	$290,252	100.0%
Management fees, non-leasing:
Bermuda	$617	55.5%	$100	18.4%	$1,206	56.2%	$1,081	53.3%
Europe	446	40.1%	457	84.0%	883	41.1%	903	44.6%
Asia	21	1.9%	—	—	24	1.1%	3	0.1%
North / South America	10	0.9%	(5)	(0.9)%	11	0.5%	(2)	(0.1)%
All other international	18	1.6%	(8)	(1.5)%	24	1.1%	43	2.1%
	$1,112	100.0%	$544	100.0%	$2,148	100.0%	$2,028	100.0%

Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the three and six months ended June 30, 2021 and 2020 based on the location of sale:

	Three Months Ended June 30,				Six Months Ended June 30,
	2021	Percent of Total	2020	Percent of Total	2021	Percent of Total	2020	Percent of Total
Trading container sales proceeds:
North / South America	$4,516	51.7%	$2,636	35.5%	$8,686	53.2%	$5,357	31.5%
Asia	3,174	36.4%	4,195	56.5%	4,950	30.3%	9,973	58.6%
Europe	1,039	11.9%	593	8.0%	2,704	16.5%	1,673	9.8%
All other international	1	0.0%	3	0.0%	1	0.0%	9	0.1%
	$8,730	100.0%	$7,427	100.0%	$16,341	100.0%	$17,012	100.0%
Gain on sale of owned fleet containers, net:
Europe	$13,343	70.8%	$1,177	20.9%	$21,653	69.4%	$2,221	19.4%
Asia	3,200	17.0%	3,844	68.1%	5,041	16.2%	6,290	55.0%
North / South America	2,293	12.2%	1,929	34.2%	4,500	14.4%	3,030	26.5%
All other international	—	—	(1,310)	(23.2)%	—	—	(107)	(0.9)%
	$18,836	100.0%	$5,640	100.0%	$31,194	100.0%	$11,434	100.0%